Note 11 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Note 11 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)	5 years	5 years
Average volatility	61.00%	68.00%
Risk-free interest rate	1.80%	0.84%
Dividend yield	0.00%	0.00%